Concentration of Credit Risk, Major Customers and Suppliers - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Finished Goods | Supplier Concentration Risk | Agents
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%
Finished Goods | Supplier Concentration Risk | Independent Contractor
Concentration Risk [Line Items]
Concentration risk, percentage	31.00%
Wholesale | Sales Revenue, Goods, Net | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	14.00%	15.00%